Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Operating Lease [Line Items]
Cost		¥ 17,688	¥ 28,042
Accumulated depreciation		(1,835)	(1,711)
Net carrying amount		15,853	26,331
Real estate [Member]
Operating Lease [Line Items]
Cost	[1]	3,034	3,053
Accumulated depreciation	[1]	(1,694)	(1,657)
Net carrying amount	[1]	1,340	1,396
Aircraft [Member]
Operating Lease [Line Items]
Cost		14,654	24,989
Accumulated depreciation		(141)	(54)
Net carrying amount		¥ 14,513	¥ 24,935

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.